SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 05, 2024	Oct. 28, 2024	Oct. 16, 2024	Oct. 15, 2024	Sep. 30, 2024	May 28, 2024	May 24, 2024	May 10, 2022	Oct. 31, 2024	Oct. 22, 2024	Sep. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2024	Oct. 01, 2023	Aug. 31, 2023	Jun. 30, 2023	Apr. 07, 2023	Mar. 31, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues											1						25,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period
Common Stock, Shares, Issued																	22,287	3,575
Common Stock, Par or Stated Value Per Share					$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					12,980							12,980			12,980
Share Price																					$ 486.50
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 471.50				$ 6,562.50
Proceeds from Issuance Initial Public Offering																$ 10,000,003		$ 19,347,446
Proceeds from Issuance of Common Stock								$ 8,100,000							5,356,194		8,145,381
Equity, Attributable to Parent					$ 19,046							$ 19,046	$ 2,728,339	$ 2,979,627	$ 19,046	5,221,344	$ 1,602,592	(7,453,174)				$ 4,423,960		$ (7,863,021)	$ (7,089,781)
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:PretransactionSharesOutstandingPercentage-0]			19.90%
Sale of Stock, Description of Transaction		The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company.
Proceeds from Issuance or Sale of Equity		$ 3,000,000
[custom:CashFeePercentage-0]		8.00%
[custom:NonAccountableExpenseAllowance-0]		1.00%
Legal Fees									$ 250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Legal Fees		$ 50,000
Other Expenses		15,950
Proceeds from Issuance Initial Public Offering		$ 2,555,261
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Equity, Attributable to Parent																			$ 2,500,000
Original Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																							$ 2,500,000
Exchange Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																				$ 1,789,668.37
Settlement Agreement [Member]
Subsequent Event [Line Items]
Payment for Debt Extinguishment or Debt Prepayment Cost					$ 1,289,668.37	$ 500,000.00	$ 1,789,668.37
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												28,094	7,575	8,898
Convertible Preferred Stock, Shares Issued upon Conversion					3,841							3,841			3,841		1,001
Proceeds from Issuance or Sale of Equity																	$ 5,000,000.0
Equity, Attributable to Parent					$ 7							$ 7	$ 4	$ 3	$ 7		$ 2
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				26,227
[custom:SharesIncreaseDecreaseUponCancellationOfShares]			26,227
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	26,227
Common Stock [Member] | Subsequent Event [Member] | Sales Agent [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues										90,012
Proceeds from Issuance of Common Stock										$ 1,320,873
Common Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued		124,673
Common Stock, Par or Stated Value Per Share		$ 5.00
Pre Funded Warrants [Member] | Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		482,187
Share Price		$ 4.995
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.005
At Market Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																	9,623